United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:    October 31

Date of reporting period:   July 31, 2008

Item 1.

BLANKINSHIP VALUE FUND

Schedule of Investments

July 31, 2008

(Unaudited)

	Shares	Cost	Value
Domestic Common Stocks – 74.04%

Banking – 4.06%
U.S. Bancorp (USB)	1,100	33,360	33,671

Building Materials – 3.34%
USG Corporation (USG)*	965	45,503	27,696

Business Services – 7.23%
Moody’s Corporation (MCO)	1,000	36,405	34,810
Peoplesupport Inc. (PSPT)*	2,700	30,271	25,056
		66,676	59,866

Computer Equipment – 2.97%
Dell (DELL)*	1,000	26,048	24,570

Consumer Durables – 5.25%
Harley Davidson (HOG)	600	25,876	22,704
Marine Products (MPX)	2,850	30,959	20,805
		56,835	43,509

Diversified Holding Companies – 9.24%
Berkshire Hathaway, Inc. Class B (BRK.B)*	20	57,551	76,578

Energy Exploration Services – 5.94%
Dawson Geophysical (DWSN)*	750	21,828	49,223

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2008

(Unaudited)

	Shares	Cost	Value
Healthcare Products – 4.96%
Johnson & Johnson (JNJ)	600	35,323	41,082

Healthcare Services – 2.13%
Coventry Healthcare (CVH)*	500	23,981	17,685

Industrial Equipment – 7.90%
Hurco Companies Inc (HURC)*	800	36,538	23,344
Middleby Corp. (MIDD)*	900	21,378	42,120
		57,916	65,464

Oil & Gas – 4.56%
Cimarex Energy Co. (XEC)	725	24,902	37,780

Pay Television Services – 3.55%
Dish Network Corp CL A (DISH)	1,000	28,653	29,420

Retail – 12.90%
Autozone (AZO)*	230	19,418	29,967
Sears Holdings Corp* (SHLD)	950	99,683	76,950
		119,101	106,917

Total Domestic Common Stocks		597,676	613,461

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

July 31, 2008

(Unaudited)

	Shares	Cost	Value
Foreign Common Stocks – 18.95%

Ireland – 1.97%
Banking – 1.97%
Allied Irish Banks ADR (AIB)	650	28,224	16,322

Canada – 9.42%
Oil and Gas – 9.42%
Canadian Natural Resources ADR (CNQ)	1,000	59,739	78,050

Mexico – 3.72%
Building Materials – 3.72%
CEMEX ADR (CX)	1,450	40,493	30,827

South Korea – 3.84%
Steel – 3.84%
POSCO ADR (PKX)	240	10,116	31,836

Total Foreign Common Stocks		138,572	157,035

Short-Term Investments – 6.85%
Schwab Value Advantage – 2.35% yld.**	37,267	37,267	37,267
Schwab Cash Reserves – 2.05% yld.**	19,476	19,476	19,476
Total Short-Term Investments	56,743		56,743

Total investments – 99.85%	$792,991		827,239

Other assets in excess of liabilities – 0 .15%			1,261

Net assets – 100.00%			$828,500

* Non-income producing security during the period (does not normally pay dividends).

** Variable rate security; the coupon rate shown represents the yield at July 31, 2008.

The accompanying notes are an integral part of these financial statements.

At July 31, 2008, the gross unrealized appreciation for all securities totaled $137,460 and the gross unrealized depreciation for all securities totaled $103,212 or a net unrealized appreciation of $34,248.  The aggregate cost of securities for federal income tax purposes at July 31, 2008 was $792,991, including short-term investments.

FAS 157 – Summary of Fair Value Exposure at July 31, 2008

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Assets: Securities	$827,239	$827,239	-0-	-0-
Total	$827,239	$827,239	-0-	-0-

Item 2.  Controls and Procedures

(a)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

September 29, 2008